Insurance Contract Liabilities and Reinsurance Assets - Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
2% Adverse change in future mortality rates [Member] | Products where an increase in rates increases insurance contract liabilities [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	$ (500)	$ (500)
2% Adverse change in future mortality rates [Member] | Products where a decrease in rates increases insurance contract liabilities [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(600)	(500)
5% adverse change in future morbidity rates (incidence and termination) [Member] | Long term care [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(5,700)	(5,100)
10% Adverse change in future policy termination rates [Member] | Long term care [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(2,600)	(2,400)
5% increase in future expense levels [Member] | Long term care [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	$ (600)	$ (600)